Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
PSUs [Member]
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding		32,690
Granted	157,600
Converted to common shares	(92,690)
Outstanding	97,600
RSUs [Member]
Share-based compensation - Schedule of fair values of PSUs granted using the Black-Scholes option pricing model (Details) [Line Items]
Outstanding		0
Granted		41,036
Converted to common shares		(8,346)
Outstanding		32,690